ACQUISITION (Details 2)	12 Months Ended
Jun. 30, 2023 CAD ($)
ACQUISITION OF EXTRACTION TECHNOLOGIES, LLC (Tables)
Cash consideration transferred	$ 150,000
Ownership acquired	51.00%
Fair value of Manitoba Ltd	$ 294,118
Fair value attributable to the controlling interests of Manitoba Ltd	(150,000)
Non-controlling interest	$ 144,118